Revenue and Other Operating Income - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021
Revenue and other income [Abstract]
Revenue		$ 0
Upfront payment received	$ 25,000,000
Gain on disposal of asset net of fees	$ 20,100,000